STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Basis of Presentation (Details)					12 Months Ended
	Jul. 10, 2019 AUD ($) $ / shares shares	Feb. 01, 2019 $ / shares	Dec. 13, 2018 $ / shares	Nov. 03, 2017 $ / shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of ordinary shares in each American depositary receipt | shares					100
Basis of Preparation [Abstract]
Net loss for the year					$ (9,822,626)	$ (9,957,817)	$ (2,639,428)
Net cash outflows from operating and investing activities					(11,362,323)	(8,814,176)
Cash and cash equivalents					4,432,150	7,238,489	3,536,318	$ 1,380,358
Share issued to institutional investors (in shares) | shares	145,000,000
Shares issue price (in dollars per share) | $ / shares	$ 0.145	$ 0.11	$ 0.11	$ 0.16
Gross proceeds from shares issuance	$ 21,000,000				$ 8,831,759	$ 12,491,525	$ 3,840,034
Subsequent events [Member]
Basis of Preparation [Abstract]
Share issued to institutional investors (in shares) | shares	145,000,000
Shares issue price (in dollars per share) | $ / shares	$ 0.145
Gross proceeds from shares issuance	$ 21,000,000